Operating costs	12 Months Ended
Mar. 31, 2018
Operating Costs [Abstract]
Operating costs

5. Operating costs

Year ended 31 March	Notes	2018 £m	2017 £m	2016 £m

Operating costs by nature
Staff costs:
Wages and salaries		4,229	4,134	3,689
Social security costs		461	477	398
Other pension costs	20	624	521	494
Share-based payment expense	22	84	57	58
Total staff costs		5,398	5,189	4,639
Own work capitalised		(798)	(813)	(720)
Net staff costs		4,600	4,376	3,919
Net indirect labour costs[a]		315	399	304
Net labour costs		4,915	4,775	4,223
Payments to telecommunications operators		2,306	2,653	2,183
Property and energy costs		1,285	1,202	1,024
Network operating and IT costs		963	983	644
TV programme rights charges		763	714	544
Other operating costs		6,233	6,297	4,017
Other operating income		(224)	(187)	(215)
Depreciation of property, plant and equipment
Owned assets	13	2,381	2,382	2,000
Held under finance leases	13	10	10	10
Amortisation of intangible assets[b]	12	1,123	1,118	621
Total operating costs before specific items		19,755	19,947	15,051
Specific items	8	587	948	348
Total operating costs		20,342	20,895	15,399
Operating costs before specific items include the following:
Leaver costs[c]		50	86	109
Research and development expenditure[d]		632	638	574
Operating lease charges		732	692	441
Foreign currency gains		–	(12)	(1)
Government grants		(3)	(5)	(6)

[a]	Net of capitalised indirect labour costs of £612m (2016/17: £463m, 2015/16: £430m).
[b]	Excludes £nil (2016/17: £62m, 2015/16: £nil) of amortisation presented as specific items which relate to a write-off of software costs as a result of the integration of EE. Refer to note 8.
[c]

Leaver costs are included within wages and salaries, except for leaver costs of £168m (2016/17: £37m, 2015/16: £nil) associated with restructuring and EE integration costs, which have been recorded as specific items.

[d]

Research and development expenditure reported in the income statement includes amortisation of £573m (2016/17: £577m, 2015/16: £501m) in respect of internally developed computer software and operating expenses of £59m (2016/17: £61m, 2015/16: £73m). In addition, the group capitalised software development costs of £450m (2016/17: £457m, 2015/16: £399m).

Why is the treatment of our subscriber acquisition and retention costs a critical judgement?

Subscriber acquisition and retention costs are recognised as an expense within other operating costs for the period in which they are incurred. If subscriber acquisition and retention costs are paid in advance they are recognised as prepayments provided the amounts are able to be measured reliably and are expected to be recoverable. In some cases, contractual clauses with retailers provide for profit-sharing based on the recognised and paid revenue. In these cases we recognise an expense when the revenue is earned from the customer and a corresponding liability to pay that retailer. In some cases we need to exercise judgement in assessing whether we have an upfront obligation based on the contractual terms.

5. Operating costs continued

Who are our key management personnel and how are they compensated?

Key management personnel comprise executive and non-executive directors and members of the Executive Committee.

Compensation of key management personnel is shown in the table below:

Year ended 31 March	2018 £m	2017 £m	2016 £m

Short-term employee benefits	11.8	10.5	9.4
Post employment benefits	1.3	1.3	1.1
Share-based payments	6.2	5.6	5.5
Termination benefits	2.2	–	0.6
	21.5	17.4	16.6

More detailed information concerning directors’ remuneration, shareholdings, pension entitlements, share options and other long-term incentive plans is shown in the audited part of the Report on Directors’ Remuneration (see page 156), which forms part of these consolidated financial statements.